RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company

Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He	Relatives of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity Investee - 13% of the ownership
Guangdong Dogness Biotechnology Co., Ltd. (“Guangdong Dogness”)	Relate to one of the Company’s shareholders
Guangdong Dogness Technology Co., Ltd. (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

(1)	Due from related party

As of June 30, 2021 and 2020, due from related parties consist of the following:

	As of June 30,
	2021	2020
Linsun	$32,118	$-
Dogness Network	410	-
	32,528	-

(2)	Due to related party

As of June 30, 2021 and 2020, due to related parties consist of the following:

	As of June 30,
	2021	2020
Mr. Silong Chen	$2,001,940	$25,462

Mr. Silong Chen periodically provides working capital loans to support the Company’s operations when needed. Such advance was non-interest bearing and due on demand.

(3)	Loan guarantee provided by related parties

In connection with the Company’s bank borrowings, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s short-term bank loans. Related parties, Mr. Junqiang Chen and Ms. Caiyuan He, the relatives of Mr. Silong Chen, also jointly provided guarantee to the Company’s borrowings from ICBC bank (See Note 9).

(4)	Sales to related parties

Revenue from related parties consisted of the following:

	For the years ended June 30,
Name	2021	2020	2019
Linsun	$-	$72,987	$185,126
Dogness Network	1,207,686	836,664	143,441
Total	$1,207,686	$909,651	$328,567

Cost of revenue associated with the sales to these two related parties amounted to $ 663,742, $633,132 and 202,606 for the years ended June 30, 2021, 2020 and 2019, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 – RELATED PARTY TRANSACTIONS (continued)

(5)	Accounts receivable from related party

Accounts receivable from related party consisted of the following:

	As of June 30,
Accounts receivable - related parties:	2021	2020
-Dogness Network	$515,193	$559,465
Total	$515,193	$559,465

As of June 30, 2021, total accounts receivable from this related party amounted to $515,193, among which $404,504 has been collected as of the date of this report.

(6)	Accounts payable to related parties

Accounts payables to related parties consisted of the following

	As of June 30,
Accounts payable - related parties:	2021	2020
-Linsun	$350,199	$301,555
-Dogness Network	-	3,660
Total	$350,199	$305,215

(6)	Purchase from related parties

During the year ended June 30, 2021, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices from Linsun. For the year ended June 30, 2020, the Company also purchased from Dogness Network. Total purchases from Linsun and Dogness Network amounted to $3,015,442 and $2,191,458 for the years ended June 30, 2021 and 2020, respectively.

During the year ended June 30, 2020, the Company also purchased total of $205,328 pet shampoo from Guangdong Dogness Biotechnology Co., Ltd., an entity related to one of the Company’s shareholders.

(7)	Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $250,000 and is subject to 15% increase every three years. For the year ended June 30, 2021 and 2020, the Company recorded rent income of $300,511 and $89,411 as other income through leasing the manufacturing facilities to Linsun, respectively.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Network, which enabled Dogness Network to lease part of Dongguan Jiasheng’s new production facilities of approximately 580 square meters for ten years. Annual lease payment from Dogness Network amounted to approximately $36,000 and is subject to 15% increase every three years. For the year ended June 30, 2021 and 2020, the Company recorded rent income of $52,796 and $Nil as other income through leasing the manufacturing facilities to Dogness Network.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Gongdong Dogness, which enabled Gongdong Dogness to lease part of Dongguan Jiasheng’s new production facilities of approximately 50 square meters for ten years. Annual lease payment from Gongdong Dogness amounted to $1,812. For the year ended June 30, 2021 and 2020, the Company recorded rent income of $1,661 and $Nil as other income through leasing the manufacturing facilities to Gongdong Dogness.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS